FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	$ 324,818
Transfers into Level 3		1,400
Transfers out of Level 3		400
Balance at the end of period	[1]	341,156		$ 324,818
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	5,631
Balance at the end of period	[1]	7,800		5,631
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		2,000		1,700
Reclassifications and remeasurements upon adoption of IFRS 9					$ 400
Balance at the beginning of the period		2,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(200)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		0
Purchases		2,100		700
Sales		(7,100)		(3,900)
Issuances		4,200		2,700
Settlements		0		0
Transfers into Level 3		700		1,000
Transfers out of Level 3		(200)		(200)
Foreign currency translation		0		100
Balance before IFRS 9 adoption				2,000
Balance at the end of period		2,000	[3]	2,400
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		600		600
Balance at the beginning of the period		600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		600		500
Sales		(900)		(700)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		500		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				600
Balance at the end of period		700	[3]	600
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		500		700
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	100		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		900		100
Sales		(5,600)		(2,800)
Issuances		4,200		2,700
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				500
Balance at the end of period		700	[3]	900
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		600		100
Balance at the beginning of the period		600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(100)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		200		0
Sales		(300)		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		600
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				600
Balance at the end of period		400	[3]	600
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		400		300
Balance at the beginning of the period		400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		400		200
Sales		(400)		(300)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		200
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				400
Balance at the end of period		200	[3]	400
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		1,500		2,000
Reclassifications and remeasurements upon adoption of IFRS 9					3,000
Balance at the beginning of the period		4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		200
Purchases		1,700		0
Sales		(1,900)		0
Issuances		0		400
Settlements		0		(1,300)
Transfers into Level 3		100		100
Transfers out of Level 3		(100)		(100)
Foreign currency translation		100		100
Balance before IFRS 9 adoption				1,500
Balance at the end of period		4,400	[3]	4,400
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		800		1,200
Reclassifications and remeasurements upon adoption of IFRS 9					600
Balance at the beginning of the period		1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(200)		200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		200
Purchases		1,500		0
Sales		(1,000)		0
Issuances		0		100
Settlements		0		(700)
Transfers into Level 3		100		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				800
Balance at the end of period		1,800	[3]	1,400
Level 3 | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9	[4]				1,900
Balance at the beginning of the period	[4]	1,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2],[4]	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	100
Purchases	[4]	0
Sales	[4]	(400)
Issuances	[4]	0
Settlements	[4]	0
Transfers into Level 3	[4]	0
Transfers out of Level 3	[4]	0
Foreign currency translation	[4]	100
Balance at the end of period	[4]	1,700	[3]	1,900
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9	[5]				400
Balance at the beginning of the period	[5]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2],[5]	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[5]	100
Purchases	[5]	200
Sales	[5]	(200)
Issuances	[5]	0
Settlements	[5]	0
Transfers into Level 3	[5]	0
Transfers out of Level 3	[5]	0
Foreign currency translation	[5]	0
Balance at the end of period	[5]	500	[3]	400
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		700		900
Reclassifications and remeasurements upon adoption of IFRS 9					100
Balance at the beginning of the period		800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		(400)		0
Issuances		0		300
Settlements		0		(600)
Transfers into Level 3		0		100
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				700
Balance at the end of period		500	[3]	800
Level 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		500		500
Reclassifications and remeasurements upon adoption of IFRS 9					(500)
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	500		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period				0
Purchases				0
Sales				0
Issuances				0
Settlements				0
Transfers into Level 3				100
Transfers out of Level 3				0
Foreign currency translation				0
Balance before IFRS 9 adoption				500
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		1,600		2,500
Balance at the beginning of the period		1,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(300)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(400)
Purchases		0		0
Sales		0		0
Issuances		1,000		1,000
Settlements		(1,500)		(1,200)
Transfers into Level 3		500		400
Transfers out of Level 3		(100)		(900)
Foreign currency translation		0		100
Balance before IFRS 9 adoption				1,600
Balance at the end of period		1,400	[3]	1,600
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		100		300
Balance at the beginning of the period		100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		(100)
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		(100)		(100)
Transfers into Level 3		300		100
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				100
Balance at the end of period		400	[3]	100
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		600		1,300
Balance at the beginning of the period		600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		300		0
Settlements		(400)		(300)
Transfers into Level 3		0		0
Transfers out of Level 3		0		(400)
Foreign currency translation		0		100
Balance before IFRS 9 adoption				600
Balance at the end of period		500	[3]	600
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		700		700
Balance at the beginning of the period		700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		0		0
Issuances		800		900
Settlements		(1,000)		(700)
Transfers into Level 3		100		300
Transfers out of Level 3		(100)		(400)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				700
Balance at the end of period		500	[3]	700
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		200		200
Balance at the beginning of the period		200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		0		(100)
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				200
Balance at the end of period		0	[3]	200
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	324,535
Transfers into Level 3		1,400
Transfers out of Level 3		400
Balance at the end of period	[1]	340,999		324,535
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	5,631
Balance at the end of period	[1]	7,800		5,631
UBS AG | Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		2,000		1,700
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		2,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(200)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		0
Purchases		2,100		700
Sales		(7,100)		(3,900)
Issuances		4,200		2,700
Settlements		0		0
Transfers into Level 3		700		1,000
Transfers out of Level 3		(200)		(200)
Foreign currency translation		0		100
Balance before IFRS 9 adoption				2,000
Balance at the end of period		2,000	[3]	2,400
UBS AG | Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		600		600
Balance at the beginning of the period		600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		600		500
Sales		(900)		(700)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		500		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				600
Balance at the end of period		700	[3]	600
UBS AG | Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		500		700
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	100		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		900		100
Sales		(5,600)		(2,800)
Issuances		4,200		2,700
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				500
Balance at the end of period		700	[3]	900
UBS AG | Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		600		100
Balance at the beginning of the period		600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(100)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		200		0
Sales		(300)		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		600
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				600
Balance at the end of period		400	[3]	600
UBS AG | Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		400		300
Balance at the beginning of the period		400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		400		200
Sales		(400)		(300)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		200
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				400
Balance at the end of period		200	[3]	400
UBS AG | Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		1,500		2,000
Reclassifications and remeasurements upon adoption of IFRS 9					3,000
Balance at the beginning of the period		4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		200
Purchases		1,700		0
Sales		(1,900)		0
Issuances		0		400
Settlements		0		(1,300)
Transfers into Level 3		100		100
Transfers out of Level 3		(100)		(100)
Foreign currency translation		100		100
Balance before IFRS 9 adoption				1,500
Balance at the end of period		4,400	[3]	4,400
UBS AG | Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		800		1,200
Reclassifications and remeasurements upon adoption of IFRS 9					600
Balance at the beginning of the period		1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(200)		200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		200
Purchases		1,500		0
Sales		(1,000)		0
Issuances		0		100
Settlements		0		(700)
Transfers into Level 3		100		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				800
Balance at the end of period		1,800	[3]	1,400
UBS AG | Level 3 | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9	[4]				1,900
Balance at the beginning of the period	[4]	1,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2],[4]	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	100
Purchases	[4]	0
Sales	[4]	(400)
Issuances	[4]	0
Settlements	[4]	0
Transfers into Level 3	[4]	0
Transfers out of Level 3	[4]	0
Foreign currency translation	[4]	100
Balance at the end of period	[4]	1,700	[3]	1,900
UBS AG | Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9	[5]				400
Balance at the beginning of the period	[5]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2],[5]	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[5]	100
Purchases	[5]	200
Sales	[5]	(200)
Issuances	[5]	0
Settlements	[5]	0
Transfers into Level 3	[5]	0
Transfers out of Level 3	[5]	0
Foreign currency translation	[5]	0
Balance at the end of period	[5]	500	[3]	400
UBS AG | Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		700		900
Reclassifications and remeasurements upon adoption of IFRS 9					100
Balance at the beginning of the period		800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		(400)		0
Issuances		0		300
Settlements		0		(600)
Transfers into Level 3		0		100
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				700
Balance at the end of period		500	[3]	800
UBS AG | Level 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		500		500
Reclassifications and remeasurements upon adoption of IFRS 9					$ (500)
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	500		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period				0
Purchases				0
Sales				0
Issuances				0
Settlements				0
Transfers into Level 3				100
Transfers out of Level 3				0
Foreign currency translation				0
Balance before IFRS 9 adoption				500
UBS AG | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		1,600		2,500
Balance at the beginning of the period		1,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(300)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(400)
Purchases		0		0
Sales		0		0
Issuances		1,000		1,000
Settlements		(1,500)		(1,200)
Transfers into Level 3		500		400
Transfers out of Level 3		(100)		(900)
Foreign currency translation		0		100
Balance before IFRS 9 adoption				1,600
Balance at the end of period		1,400	[3]	1,600
UBS AG | Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		100		300
Balance at the beginning of the period		100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		(100)
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		(100)		(100)
Transfers into Level 3		300		100
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				100
Balance at the end of period		400	[3]	100
UBS AG | Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		600		1,300
Balance at the beginning of the period		600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		300		0
Settlements		(400)		(300)
Transfers into Level 3		0		0
Transfers out of Level 3		0		(400)
Foreign currency translation		0		100
Balance before IFRS 9 adoption				600
Balance at the end of period		500	[3]	600
UBS AG | Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		700		700
Balance at the beginning of the period		700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		0		0
Issuances		800		900
Settlements		(1,000)		(700)
Transfers into Level 3		100		300
Transfers out of Level 3		(100)		(400)
Foreign currency translation		0		0
Balance before IFRS 9 adoption				700
Balance at the end of period		500	[3]	700
UBS AG | Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption		200		200
Balance at the beginning of the period		200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		0		(100)
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance before IFRS 9 adoption				200
Balance at the end of period		$ 0	[3]	$ 200

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income
[3]
Total Level 3 assets as of 31 December 2018 were USD 7.8 billion (31 December 2017: USD 5.6 billion). Total Level 3 liabilities as of 31 December 2018 were USD 14.3 billion (31 December 2017: USD 16.2 billion).

[4]	Comparative-period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.
[5]
Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.